Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation expense	$ 38,819	$ 0	$ 42,716	$ 0
Proceeds from sales of partial interests in unproved properties						592,702	34,667
Recognized gain from divestures						$ 402,901	$ 34,467
weighted average share price					$ 7.63
Potential dilutive effect of share based on treasury method					43,610
Weighted average shares outstanding	5,910,560	3,125,000	6,325,676	3,125,000	3,201,305	3,125,000	3,125,000
Warrants
Numbers of antidilutive securities excluded from computation of earnings per share			4,106,500		4,106,500
Insider Warrants
Numbers of antidilutive securities excluded from computation of earnings per share			6,600,000		6,600,000